Basis of preparation and material accounting policies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Equity	$ (192,610) [1]	$ (185,197)	[1]	$ (196,318)	[1]	$ (204,995)
Percentile level of stress over a one-year period	75.00%
– Hong Kong
Disclosure of initial application of standards or interpretations [line items]
Percentile level of stress, ultimate risk view	60.00%	59.00%
– France
Disclosure of initial application of standards or interpretations [line items]
Percentile level of stress, ultimate risk view	60.00%	60.00%
Mexico
Disclosure of initial application of standards or interpretations [line items]
Percentile level of stress, ultimate risk view	65.00%	66.00%
Credit cards | Minimum
Disclosure of initial application of standards or interpretations [line items]
Expected credit loss	2 years
Credit cards | Maximum
Disclosure of initial application of standards or interpretations [line items]
Expected credit loss	6 years
Impact on transition to IFRS 17
Disclosure of initial application of standards or interpretations [line items]
Equity		$ 10,831		$ 10,459	[2]

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[2]	The impact of IFRS 17 on previously reported total equity was $(10,831)m at 31 December 2022.